Summary of Significant Accounting Policies - Schedule of Consolidated Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Jan. 26, 2022	Jan. 25, 2022
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accrued expenses and other current liabilities	$ 59,314	$ 85,780
Total current liabilities	86,417	211,075
Deferred tax liability	8,307	29,396
Total liabilities	436,155	689,785
Additional paid-in capital	843,112	831,566
Accumulated deficit	(707,662)	(439,296)
Accumulated other comprehensive loss	(181)	(260)
Total stockholders' equity attributable to System1, Inc.	135,278	392,021
Non-controlling interest	34,037	78,650
Total stockholders' equity	169,315	470,671	$ 813,266	$ 466,211
Total liabilities and stockholders' equity	$ 605,470	1,160,456
As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accrued expenses and other current liabilities		95,447
Total current liabilities		210,285
Deferred tax liability		43,355
Total liabilities		687,668
Additional paid-in capital		829,687
Accumulated deficit		(445,301)
Accumulated other comprehensive loss		(417)
Total stockholders' equity attributable to System1, Inc.		383,980
Non-controlling interest		88,808
Total stockholders' equity		472,788	$ 813,266
Total liabilities and stockholders' equity		1,160,456
Revision Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accrued expenses and other current liabilities		790
Total current liabilities		790
Deferred tax liability		1,327
Total liabilities		2,117
Additional paid-in capital		1,879
Accumulated deficit		6,005
Accumulated other comprehensive loss		157
Total stockholders' equity attributable to System1, Inc.		8,041
Non-controlling interest		(10,158)
Total stockholders' equity		(2,117)
Total liabilities and stockholders' equity		0
As Revised
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accrued expenses and other current liabilities		96,237
Total current liabilities		211,075
Deferred tax liability		44,682
Total liabilities		689,785
Additional paid-in capital		831,566
Accumulated deficit		(439,296)
Accumulated other comprehensive loss		(260)
Total stockholders' equity attributable to System1, Inc.		392,021
Non-controlling interest		78,650
Total stockholders' equity		470,671
Total liabilities and stockholders' equity		1,160,456
Impact of Reclassification of Discontinued Operations
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accrued expenses and other current liabilities		(10,457)
Total current liabilities		0
Deferred tax liability		(15,286)
Total liabilities		0
Additional paid-in capital		0
Accumulated deficit
Accumulated other comprehensive loss		0
Total stockholders' equity attributable to System1, Inc.		0
Non-controlling interest		0
Total stockholders' equity		0
Total liabilities and stockholders' equity		$ 0